SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION
NOTE 12 -  SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

Other accounts payables and accruals

	December, 31
	2022	2023

Accrued expenses	$1,257	$2,054
Employees payables	883	603
APA payable (see note 1)	-	700
Other	220	564
	$2,360	$3,921